Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income taxes, net
BVI Enterprise Income Tax
Income taxes, net
Hong Kong Profits Tax
Income taxes, net
PRC Enterprise Income Tax
Income taxes, net